23. SHAREHOLDERS' EQUITY (Details) - shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Outstanding shares	811,759,800	811,416,022	811,139,545
Paid-in capital [Member]
Outstanding shares	812,473,246	812,473,246	812,473,246
Treasury shares [Member]
Outstanding shares	(713,446)	(1,057,224)	(1,333,701)